Debt - Schedule of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Interest expense	$ (412,872)	$ (423,293)	$ (431,612)
Interest income	14,956	12,418	14,229
Interest expense, net	(397,916)	(410,875)	(417,383)
Senior Notes
Debt Instrument [Line Items]
Interest expense	(344,286)	(351,077)	(352,293)
Term loan
Debt Instrument [Line Items]
Interest expense	(36,665)	(36,138)	(39,462)
Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense	(31,301)	(28,160)	(27,805)
Other
Debt Instrument [Line Items]
Interest expense	$ (620)	$ (7,918)	$ (12,052)